Related party transactions	12 Months Ended
Dec. 31, 2017
Related party transactions [Abstract]
Related party transactions
20.	Related party transactions

The table below sets forth the related parties and their relationships with the Group:

Related Party	Relationship with the Group
Zhuhai Qianyou	Equity investment of the Group
Hao Cheng	Co-founder and shareholder of the Group
Chuan Wang	Director of the Company
Shenglong Zou	Co-founder and shareholder of the Group
Beijing Millet Technology Co., Ltd. (“Beijing Xiaomi”)	Company owned by a shareholder of the Group
Leading Advice Holdings Limited	Company owned by a Co-founder and shareholder of the Group
Vantage Point Global Limited	Shareholder of the Company
Aiden & Jasmine Limited	Shareholder of the Company
Kingsoft Corporation Limited	Shareholder of the Company
King Venture Holdings Limited	Principal shareholder of the Group (shareholding >=10%)
Xiaomi Venture Limited	Principal shareholder of the Group
Morningside Technology Investments Limited	Shareholder of the Group
Shenzhen Mojingou Information Service Co., Ltd.	Equity investment of the Group
Shenzhen Xunlei Finance Information Service Co., Ltd.	Subsidiary of the Group’s equity investment
Shenzhen Thunder Trade Service Co., Ltd.	Subsidiary of the Group’s equity investment
Shenzhen Thunder Economic Consulting Co., Ltd.	Subsidiary of the Group’s equity investment
Shenzhen thunderbolt Digital Technology Co., Ltd.	Subsidiary of the Group’s equity investment
Shenzhen Crystal Technology Co., Ltd.	Company owned by a Co-founder and director of the Group
Millet Communication Technology Co., Ltd. (“Millet Communication Technology”)	Company owned by a shareholder of the Group
Beijing Millet Electronic Products Co., Ltd.	Company owned by a shareholder of the Group
Beijing Millet Digital Technology Co., Ltd.	Company owned by a shareholder of the Group
Millet Technology Co., Ltd.	Company owned by a shareholder of the Group
Beijing Xiaomi Mobile Software Co., Ltd. (“Beijing Xiaomi Mobile Software”)	Company owned by a shareholder of the Group
Guangzhou Millet Information Service Co., Ltd.	Company owned by a shareholder of the Group
Shenzhen Xunyi Network Technology Corp., Ltd. (“Shenzhen Xunyi”)	Company operated by few former core members of Xunlei’s web game business

During the years ended December 31, 2015, 2016 and 2017, significant related party transactions were as follows:

	Years ended December 31,
(In thousands)	2015	2016	2017
Game sharing costs paid and payable to Zhuhai Qianyou (note a)	127	154	84
Bandwidth revenue from Millet Technology Co., Ltd.	—	316	—
Technology service revenue from Beijing Xiaomi	344	1,010	1
Bandwidth revenue from Millet Communication Technology Co., Ltd.	—	2,483	1,701
Bandwidth revenue from Beijing Xiaomi Mobile Software Co., Ltd. (note b)	—	—	2,245
Marketing expense to Millet Communication Technology Co., Ltd.	—	20	—
Advertisement revenue from Guangzhou Millet Information Service Co., Ltd.	—	—	125
Technology service revenue from Beijing Xiaomi Mobile Software Co., Ltd. (note c)	—	—	5,803
Accrued to Aiden & Jasmine Limited (note d)	54	54	54
Accrued to Vantage Point Global Limited (note d)	146	146	146

note a – The Company obtained an exclusive game operation right from Zhuhai Qianyou, which is specialized in developing online games. According to the agreement, the Company will share revenues derived by the licensed games with Zhuhai Qianyou.

note b – In 2017, Onething entered into a contract with Beijing Xiaomi Mobile Software for the provision of bandwidth to Beijing Xiaomi Mobile Software at a price benchmarking against market price, based on actual usage.

note c – The Group is entitled to receive a mutually agreed percentage of net advertising revenue with reference to market price, covering a period from January 2016 to mid-June 2017, as compensation for technology solution services provided to Beijing Xiaomi Mobile Software.

note d – In 2014, the Group repurchased 3,860,733 common shares from Aiden & Jasmine Limited (Co- founder’s company) for USD10,879,000 and 10,334,679 common shares from Vantage Point Global Limited (Founder’s company) for USD29,121,000. According to the repurchase contract, the Company was entitled to an amount (the “Withheld Price”) to withhold any taxes with respect to this repurchase as required under the applicable laws. If the Sellers (Aiden & Jasmine Limited and Vantage Point Global Limited) have not been specifically required by the applicable governmental or regulatory authority to pay any taxes as required under the applicable laws in connection with the repurchase, after the fifth anniversary of the Closing Date, the Company will pay to the Sellers the Withheld Price with a simple interest thereon at the rate of five percent (5%) per annum (the “repayment price”) from the Closing Date. Therefore, the Withheld Price for Aiden & Jasmine Limited and Vantage Point Global Limited was USD 1,125,000 (including interest of USD 37,000) and USD 3,012,000 (including interest of USD 100,000) respectively. The interest accrued in 2017 was USD 54,000 and 146,000 for Aiden & Jasmine Limited and Vantage Point Global Limited respectively.

note e –
In December 2017, the Company signed Disposal Agreement to divest its web game business, a major line of the Group’s online game business, to Shenzhen Xunyi at a price resulted from negotiation based on commercial terms. (note 3)

As of December 31, 2015, 2016 and 2017, the amounts due to / from related parties were as follows:

(In thousands)	December 31, 2016	December 31, 2017
Amounts due to related parties
Accounts payable to Zhuhai Qianyou	45	10
Long-term payable to Aiden & Jasmine Limited	1,233	1,289
Long-term payable to Vantage Point Global Limited	3,304	3,448

(In thousands)	December 31, 2016	December 31, 2017
Amounts due from related parties
Accounts receivable from Beijing Xiaomi	95	—
Accounts receivable from Millet Communication Technology Co., Ltd.	939	—
Accounts receivable from Beijing Xiaomi Mobile Software Co., Ltd.	—	6,738
Accounts receivable from Beijing Millet Payment Technologies Limited	38	92
Accounts receivable from Guangzhou Millet Information Service Co., Ltd.	—	136
Accounts receivable from Shenzhen Xunlei Finance Information Service Co., Ltd.	5	—
Other receivable from Shenzhen Crystal Technology Co., Ltd.	6	6
Other receivable from Shenglong Zou	9	9
Other receivable from Chuan Wang	5	5